Income taxes - Schedule of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	€ (181,326)	€ (142,377)
Deferred tax expense (income) recognised in profit or loss	(10,863)	(35,116)
Recognized in comprehensive income/(loss)	509	103
Business Combination	(52,757)
Exchange differences and other	(2,660)	(3,937)
Balance at the ending	(247,098)	(181,326)
Deferred tax assets | IAS 12, Pre-Amendments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(181,326)
Balance at the ending		(181,326)
Deferred tax assets | Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(4,794)	(4,665)
Deferred tax expense (income) recognised in profit or loss	(1,564)	(352)
Recognized in comprehensive income/(loss)	297	85
Business Combination	(86)
Exchange differences and other	118	138
Balance at the ending	(6,030)	(4,794)
Deferred tax assets | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(9,878)	(11,107)
Deferred tax expense (income) recognised in profit or loss	1,401	1,668
Recognized in comprehensive income/(loss)	0	0
Business Combination	0
Exchange differences and other	(106)	(439)
Balance at the ending	(8,583)	(9,878)
Deferred tax assets | Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(59,963)	(36,752)
Deferred tax expense (income) recognised in profit or loss	4,373	(23,255)
Recognized in comprehensive income/(loss)	0	0
Business Combination	(46,141)
Exchange differences and other	(1,368)	43
Balance at the ending	(103,099)	(59,963)
Deferred tax assets | Lease liabilities | IAS 12, Pre-Amendments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(59,963)
Balance at the ending		(59,963)
Deferred tax assets | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(3,229)	(3,246)
Deferred tax expense (income) recognised in profit or loss	65	85
Recognized in comprehensive income/(loss)	0	0
Business Combination	0
Exchange differences and other	(215)	(68)
Balance at the ending	(3,379)	(3,229)
Deferred tax assets | Provision for obsolete inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(27,647)	(21,077)
Deferred tax expense (income) recognised in profit or loss	(2,348)	(4,602)
Recognized in comprehensive income/(loss)	0	0
Business Combination
Exchange differences and other	1,036	(1,968)
Balance at the ending	(28,959)	(27,647)
Deferred tax assets | Elimination of Intercompany margin on inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(28,447)	(21,695)
Deferred tax expense (income) recognised in profit or loss	(8,361)	(6,493)
Recognized in comprehensive income/(loss)	0	0
Business Combination	(3,439)
Exchange differences and other	546	(259)
Balance at the ending	(39,701)	(28,447)
Deferred tax assets | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(3,647)	(2,851)
Deferred tax expense (income) recognised in profit or loss	223	(1,463)
Recognized in comprehensive income/(loss)	47	0
Business Combination	0
Exchange differences and other	1,009	667
Balance at the ending	(2,368)	(3,647)
Deferred tax assets | Financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(1,596)	(1,533)
Deferred tax expense (income) recognised in profit or loss	0	84
Recognized in comprehensive income/(loss)	148	0
Business Combination	0
Exchange differences and other	0	(147)
Balance at the ending	(1,448)	(1,596)
Deferred tax assets | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(41,622)	(36,766)
Deferred tax expense (income) recognised in profit or loss	(1,601)	(100)
Recognized in comprehensive income/(loss)	0	0
Business Combination	0
Exchange differences and other	(3,143)	(4,756)
Balance at the ending	(46,366)	(41,622)
Deferred tax assets | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	(503)	(2,685)
Deferred tax expense (income) recognised in profit or loss	(3,051)	(688)
Recognized in comprehensive income/(loss)	17	18
Business Combination	(3,091)
Exchange differences and other	(537)	2,852
Balance at the ending	(7,165)	(503)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	117,233	88,013
Deferred tax expense (income) recognised in profit or loss	(10,499)	23,563
Recognized in comprehensive income/(loss)	(2,464)	3,436
Business Combination	51,235
Exchange differences and other	4,601	2,224
Balance at the ending	160,105	117,233
Deferred tax liabilities | IAS 12, Pre-Amendments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	117,233
Balance at the ending		117,233
Deferred tax liabilities | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	11,946	5,944
Deferred tax expense (income) recognised in profit or loss	(4,442)	1,783
Recognized in comprehensive income/(loss)	(2,254)	2,278
Business Combination	4,776
Exchange differences and other	4,492	1,941
Balance at the ending	14,517	11,946
Deferred tax liabilities | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	448	0
Deferred tax expense (income) recognised in profit or loss	(184)	452
Recognized in comprehensive income/(loss)	0	0
Business Combination	0
Exchange differences and other	32	(4)
Balance at the ending	296	448
Deferred tax liabilities | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	57,156	34,188
Deferred tax expense (income) recognised in profit or loss	(7,288)	22,953
Recognized in comprehensive income/(loss)	0	0
Business Combination	46,132
Exchange differences and other	615	18
Balance at the ending	96,615	57,156
Deferred tax liabilities | Right-of-use assets | IAS 12, Pre-Amendments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	57,156
Balance at the ending		57,156
Deferred tax liabilities | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	45,301	45,420
Deferred tax expense (income) recognised in profit or loss	1,370	(202)
Recognized in comprehensive income/(loss)	0	0
Business Combination	327
Exchange differences and other	(138)	83
Balance at the ending	46,860	45,301
Deferred tax liabilities | Financial assets fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at the Begining	2,382	2,461
Deferred tax expense (income) recognised in profit or loss	45	(1,423)
Recognized in comprehensive income/(loss)	(210)	1,158
Business Combination	0
Exchange differences and other	(400)	186
Balance at the ending	€ 1,817	€ 2,382